Income Taxes - Components of Earnings (Losses) from Continuing Operations Before Income Taxes and Noncontrolling Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
United States	$ 875,038	$ 1,161,953	$ 755,921
Foreign	(165,800)	42,624	35,202
Earnings before income taxes and noncontrolling interests	$ 709,238	$ 1,204,577	$ 791,123